Expenses by nature - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	$ 71,332	$ 84,501	$ 86,465
Raw materials and consumables	26,749	32,675	15,528
Depreciation and amortization	114,443	140,723	127,569
Depreciation of right of use assets	10,269	9,266
Fuel, lubricants and others	19,387	27,940	27,190
Maintenance and repairs	17,283	24,378	23,135
Freights	40,257	28,424	28,387
Export taxes / selling taxes	35,966	52,312	42,074
Export expenses	8,801	5,552	2,774
Contractors and services	6,614	10,610	12,319
Energy transmission	2,231	3,145	2,689
Energy power	4,712	5,153	2,919
Professional fees	7,938	9,499	8,873
Other taxes	2,902	2,514	3,231
Contingencies	703	459	1,345
Lease expense and similar arrangements	939	1,288	1,409
Third parties raw materials	65,433	42,139	16,067
Tax recoveries	(1,087)	(396)
Others	14,701	21,330	20,384
Subtotal	449,573	501,512	422,358
Own agricultural produce consumed	211,054	186,815	160,544
Total	660,627	688,327	582,902
Cost of production of manufactured products
Disclosure of Expenses [Line Items]
Total	512,141	524,153	436,607
Cost of production of manufactured products | Farming | Crops
Disclosure of Expenses [Line Items]
Total	44,074	33,952	17,930
Cost of production of manufactured products | Farming | Rice
Disclosure of Expenses [Line Items]
Total	79,507	66,386	61,600
Cost of production of manufactured products | Farming | Dairy
Disclosure of Expenses [Line Items]
Total	102,933	68,851	7,546
Cost of production of manufactured products | Sugar, Ethanol and Energy
Disclosure of Expenses [Line Items]
Total	285,627	354,964	349,495
General and Administrative Expenses
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	25,519	27,492	29,245
Raw materials and consumables	0	0	0
Depreciation and amortization	12,490	11,212	9,667
Depreciation of right of use assets	3,557	2,007
Fuel, lubricants and others	428	593	614
Maintenance and repairs	954	1,755	1,573
Freights	0	0	0
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	0	0	0
Energy transmission	0	88	0
Energy power	137	145	145
Professional fees	6,261	8,065	7,781
Other taxes	376	1,089	1,309
Contingencies	703	459	1,345
Lease expense and similar arrangements	283	831	1,077
Third parties raw materials	0	0	0
Tax recoveries	0	0
Others	2,720	3,466	3,324
Subtotal	53,428	57,202	56,080
Own agricultural produce consumed	0	0	0
Total	53,428	57,202	56,080
Selling Expenses
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	5,206	6,211	5,908
Raw materials and consumables	0	0	0
Depreciation and amortization	985	868	767
Depreciation of right of use assets	24	5
Fuel, lubricants and others	187	225	192
Maintenance and repairs	476	534	365
Freights	33,111	23,130	24,700
Export taxes / selling taxes	35,966	52,312	42,074
Export expenses	8,801	5,552	2,774
Contractors and services	0	0	0
Energy transmission	2,231	3,057	2,689
Energy power	114	145	57
Professional fees	1,060	1,047	556
Other taxes	21	28	10
Contingencies	0	0	0
Lease expense and similar arrangements	226	125	53
Third parties raw materials	0	0	0
Tax recoveries	0	0
Others	6,650	13,733	10,070
Subtotal	95,058	106,972	90,215
Own agricultural produce consumed	0	0	0
Total	95,058	106,972	90,215
Operating segments | Cost of production of manufactured products
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	40,607	50,798	51,312
Raw materials and consumables	26,749	32,675	15,528
Depreciation and amortization	100,968	128,643	117,135
Depreciation of right of use assets	6,688	7,254
Fuel, lubricants and others	18,772	27,122	26,384
Maintenance and repairs	15,853	22,089	21,197
Freights	7,146	5,294	3,687
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	6,614	10,610	12,319
Energy transmission	0	0	0
Energy power	4,461	4,863	2,717
Professional fees	617	387	536
Other taxes	2,505	1,397	1,912
Contingencies	0	0	0
Lease expense and similar arrangements	430	332	279
Third parties raw materials	65,433	42,139	16,067
Tax recoveries	(1,087)	(396)
Others	5,331	4,131	6,990
Subtotal	301,087	337,338	276,063
Own agricultural produce consumed	211,054	186,815	160,544
Total	512,141	524,153	436,607
Operating segments | Cost of production of manufactured products | Farming | Crops
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	2,348	1,880	0
Raw materials and consumables	448	314	733
Depreciation and amortization	2,929	2,581	0
Depreciation of right of use assets	0	0
Fuel, lubricants and others	131	228	0
Maintenance and repairs	639	290	0
Freights	172	146	47
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	1,358	1,051	2,885
Energy transmission	0	0	0
Energy power	803	725	0
Professional fees	32	20	0
Other taxes	20	1	0
Contingencies	0	0	0
Lease expense and similar arrangements	111	83	0
Third parties raw materials	3,257	7,136	0
Tax recoveries	0	0
Others	524	431	3
Subtotal	12,772	14,886	3,668
Own agricultural produce consumed	31,302	19,066	14,262
Total	44,074	33,952	17,930
Operating segments | Cost of production of manufactured products | Farming | Rice
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	4,466	4,738	5,055
Raw materials and consumables	3,072	6,527	4,391
Depreciation and amortization	2,016	1,897	1,764
Depreciation of right of use assets	19	116
Fuel, lubricants and others	68	83	117
Maintenance and repairs	1,492	1,120	1,452
Freights	4,617	2,405	2,519
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	116	138	254
Energy transmission	0	0	0
Energy power	1,015	1,298	1,239
Professional fees	35	65	52
Other taxes	76	74	71
Contingencies	0	0	0
Lease expense and similar arrangements	182	171	276
Third parties raw materials	6,578	5,629	2,913
Tax recoveries	0	0
Others	1,219	695	1,697
Subtotal	24,971	24,956	21,800
Own agricultural produce consumed	54,536	41,430	39,800
Total	79,507	66,386	61,600
Operating segments | Cost of production of manufactured products | Farming | Dairy
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	7,452	4,412	115
Raw materials and consumables	14,486	10,151	282
Depreciation and amortization	2,812	2,140	118
Depreciation of right of use assets	461	344
Fuel, lubricants and others	2,030	1,381	0
Maintenance and repairs	1,141	985	30
Freights	1,708	1,959	436
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	54	40	1,279
Energy transmission	0	0	0
Energy power	1,879	1,659	138
Professional fees	103	127	0
Other taxes	97	81	0
Contingencies	0	0	0
Lease expense and similar arrangements	137	78	3
Third parties raw materials	42,051	18,131	0
Tax recoveries	0	0
Others	1,975	681	223
Subtotal	76,386	42,169	2,624
Own agricultural produce consumed	26,547	26,682	4,922
Total	102,933	68,851	7,546
Operating segments | Cost of production of manufactured products | Farming | All other segments
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	0	0	36
Raw materials and consumables	0	0	0
Depreciation and amortization	0	0	0
Depreciation of right of use assets	0	0
Fuel, lubricants and others	0	0	0
Maintenance and repairs	0	0	0
Freights	0	0	0
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	0	0	0
Energy transmission	0	0	0
Energy power	0	0	0
Professional fees	0	0	0
Other taxes	0	0	0
Contingencies	0	0	0
Lease expense and similar arrangements	0	0	0
Third parties raw materials	0	0	0
Tax recoveries	0	0
Others	0	0	0
Subtotal	0	0	36
Own agricultural produce consumed	0	0	0
Total	0	0	36
Operating segments | Cost of production of manufactured products | Sugar, Ethanol and Energy
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	26,341	39,768	46,106
Raw materials and consumables	8,743	15,683	10,122
Depreciation and amortization	93,211	122,025	115,253
Depreciation of right of use assets	6,208	6,794
Fuel, lubricants and others	16,543	25,430	26,267
Maintenance and repairs	12,581	19,694	19,715
Freights	649	784	685
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	5,086	9,381	7,901
Energy transmission	0	0	0
Energy power	764	1,181	1,340
Professional fees	447	175	484
Other taxes	2,312	1,241	1,841
Contingencies	0	0	0
Lease expense and similar arrangements	0	0	0
Third parties raw materials	13,547	11,243	13,154
Tax recoveries	(1,087)	(396)
Others	1,613	2,324	5,067
Subtotal	186,958	255,327	247,935
Own agricultural produce consumed	98,669	99,637	101,560
Total	$ 285,627	$ 354,964	$ 349,495